Discontinued Operations (Details) - HKD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 0	$ 0	$ 163,696
Trade receivables, net			303,681
Inventories			105,221
Deposits, prepayment and other receivables			42,345
Tax prepayment			3,431
Current assets of discontinued operations			618,374
Property, plant and equipment, net			190,776
Deferred tax assets			13,260
Non-current assets of discontinued operations			204,036
Total assets of discontinued operations			822,410
Bank borrowings			29,223
Trade payables			111,659
Other payables and accruals			141,606
Tax payable			65,107
Current liabilities of disposal liabilities			347,595
Total liabilities of disposal liabilities			$ 347,595